Share-Based Compensation (Details) - USD ($)		1 Months Ended				12 Months Ended
		Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation [Line Items]
ESOP shares issued before the reverse stock split						263,322
Compensation expense (in Dollars)						$ (1,013,080)	$ (153,034)	$ 3,903,970
Unvested compensation expense (in Dollars)						$ 159,230	$ 1,064,986
2020 Plan [Member]
Share-Based Compensation [Line Items]
Maximum aggregate number of shares						349,427
2021 Plan [Member]
Share-Based Compensation [Line Items]
Maximum aggregate number of shares						333,333
Restricted Share Awards [Member]
Share-Based Compensation [Line Items]
ESOP shares issued before the reverse stock split								5,170,000	1,836,000
Granted restricted share awards	[1]							172,333
Vesting term						4 years
Restricted Share Awards [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Share-Based Compensation [Line Items]
Vesting percentage						25.00%
Restricted Share Awards [Member] | Share-Based Payment Arrangement, Tranche Two [Member] | Minimum [Member]
Share-Based Compensation [Line Items]
Vesting percentage						50.00%
Restricted Share Awards [Member] | Share-Based Payment Arrangement, Tranche Two [Member] | Maximum [Member]
Share-Based Compensation [Line Items]
Vesting percentage						100.00%
Restricted Share Awards [Member] | 2020 Plan [Member]
Share-Based Compensation [Line Items]
Granted restricted share awards								172,333	61,200
Class A Ordinary Shares [Member]
Share-Based Compensation [Line Items]
ESOP shares issued before the reverse stock split		7,000,000	9,600,000	3,400,000	4,600,000	263,322
ESOP shares issued							264,727
Class A Ordinary Shares [Member] | 2020 Plan [Member]
Share-Based Compensation [Line Items]
Maximum aggregate number of shares						10,482,827
Class A Ordinary Shares [Member] | 2021 Plan [Member]
Share-Based Compensation [Line Items]
ESOP shares issued before the reverse stock split						10,000,000
Reverse Stock Split [Member]
Share-Based Compensation [Line Items]
ESOP shares issued before the reverse stock split			19,200,000
Reverse Stock Split [Member] | Restricted Share Awards [Member]
Share-Based Compensation [Line Items]
Vesting percentage						100.00%

[1]	Retrospectively adjusted for the effect of the Reverse Stock Split on November 20, 2022. See Note 12.